Shareholder Report, Average Annual Return (Details) 192388_Amplify BlueStar Israel Technology ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	119 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify BlueStar Israel Technology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify BlueStar Israel Technology ETF NAV
Average Annual Return, Percent	22.52%	1.25%	9.21%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	14.37%